Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based compensation
Summary of the restricted shares activity

The following table summarizes the restricted shares activity for the years ended December 31, 2011, 2012 and 2013:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2011	48,486,036	0.2936
Granted	10,846,800	0.9362
Forfeited	(2,726,024)	0.3917
Vested	(13,321,711)	0.1636

Outstanding, December 31, 2011	43,285,101	0.4885
Forfeited	(3,673,580)	0.4945
Vested	(21,380,720)	0.4864

Outstanding, December 31, 2012	18,230,801	0.4898
Forfeited	(1,581,789)	0.8726
Vested	(11,975,287)	0.3906

Outstanding, December 31, 2013	4,673,725	0.6144

Expected to vest at December 31, 2013	4,449,366	0.6120

Summary of the restricted share units activity

The following table summarizes the restricted share units activity for the years ended December 31, 2011, 2012 and 2013:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2011	—
Granted	9,097,000	1.0630
Forfeited	(100,700)	1.0630

Outstanding, December 31, 2011	8,996,300	1.0630
Granted	18,295,221	1.0324
Forfeited	(595,900)	1.0876

Outstanding, December 31, 2012	26,695,621	1.0415
Granted	29,965,989	0.9338
Forfeited	(3,522,992)	1.0699
Vested	(8,836,018)	1.0429

Outstanding, December 31, 2013	44,302,600	0.9639

Expected to vest at December 31, 2013	41,581,339	0.9654

Schedule of the movements and details of various equity-classified and liability-classified awards granted by the Company to its employees and non-employee

The table below shows the movements and details of various equity-classified and liability-classified awards granted by the Company to its employees and non-employee for the years ended December 31, 2011, 2012 and 2013:

	Equity-classified Awards (RMB)						Liability-classified Awards (RMB)
	Pre-2009 Scheme options	2009 Incentive Scheme— restricted shares	2011 Incentive Scheme— restricted share units	Share-based awards to CEO and Chairman	Awards to NeoTasks Founders	Sub-total	Pre-2009 Scheme options	Awards to NeoTasks Founders	Sub-total	Total
Balance as of January 1, 2011	—	24,525	—	30,808	—	55,333	109,035	94,089	203,124	258,457
Share-based compensation expenses	2,219	57,805	9,644	14,143	3,359	87,170	23,464	24,367	47,831	135,001
Exercised/Repurchased	—	—	—	—	—	—	(11,701)	—	(11,701)	(11,701)
Reclassifications
—From liability-awards to common share*	—	—	—	—	—	—	—	(57,692)	(57,692)	(57,692)
—From liability-awards to equity awards**	116,328	—	—	—	57,602	173,930	(116,328)	(57,602)	(173,930)	—
Foreign currency translation adjustment	—	—	—	—	—	—	(4,470)	(3,162)	(7,632)	(7,632)

Balance as of December 31, 2011	118,547	82,330	9,644	44,951	60,961	316,433	—	—	—	316,433

Balance as of January 1, 2012	118,547	82,330	9,644	44,951	60,961	316,433	—	—	—	316,433
Share-based compensation expenses	(89)	36,371	54,445	9,624	—	100,351	—	—	—	100,351

Balance as of December 31, 2012	118,458	118,701	64,089	54,575	60,961	416,784	—	—	—	416,784

Balance as of January 1, 2013	118,458	118,701	64,089	54,575	60,961	416,784	—	—	—	416,784
Share-based compensation expenses	14,004	7,300	95,792	—	—	117,096	—	—	—	117,096

Balance as of December 31, 2013	132,462	126,001	159,881	54,575	60,961	533,880	—	—	—	533,880

*
During the year ended December 31, 2011, the restricted shares to NeoTasks founders were held by NeoTasks Founders for more than six months, therefore, the related awards amounting to RMB57,692 were reclassified back to common share.

**
As detailed in Note 19(a) and (d), the share options and the restricted shares to NeoTasks founders were reclassified from liability-classified awards to equity-classified awards in September 2011, accordingly.

CEO and Chairman
Share-based compensation
Summary of the restricted shares activity

The following table summarizes information regarding the restricted shares granted to the CEO and the Chairman:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2011	29,678,483	0.1875

Outstanding, December 31, 2011	29,678,483	0.1875
Vested	(29,678,483)	0.1875

Outstanding, December 31, 2012 and 2013	—

NeoTasks founders
Share-based compensation
Summary of the restricted shares activity

Number of restricted shares
Outstanding, January 1, 2011	8,957,690
Vested	(8,957,690)

Outstanding, December 31, 2011, 2012 and 2013	—

(1)
In connection with the First Repurchase occurred in November 2009, Duowan BVI repurchased a portion of their vested restricted shares by utilizing a portion of the proceeds obtained from the Series C preferred shares issuance. The negotiation and execution of the First Repurchase had formed an expectation to the holders of Awards to NeoTasks Founders that it was a practice of Duowan BVI to repurchase the vested restricted shares held by them. The Awards to NeoTasks Founders were deemed to be tainted and they were no longer equity-classified awards but liabilities-classified awards effective from November 2009. The awards would be re-measured at the end of each reporting period until either the repurchase obligation was extinguished or the awards holders were exposed to fluctuation of the market value of the shares for a period of at least six months, or the awards are settled, cancelled or expire unexercised.

Pre-2009 Scheme Options
Share-based compensation
Summary of the activities of the Pre-2009 Scheme Options for employees and non-employee

 The following table summarizes the activities of the Pre-2009 Scheme Options for employees and non-employee for the years ended December 31, 2011, 2012 and 2013:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2011	19,742,590	0.0056	7.39	18,372
Exercised/Repurchased(1)	(1,853,055)	0.0061

Outstanding, December 31, 2011(2)	17,889,535	0.0055	6.37	19,366
Forfeited	(19,110)	0.0067	6.25

Outstanding, December 31, 2012	17,870,425	0.0055	5.37	12,642
Exercised	(4,648,420)	0.0045	4.30

Outstanding, vested and exercisable December 31, 2013	13,222,005	0.0059	4.40	33,162

(1)
In connection with the Series D Common Share Financing (Note 17) in January 2011, certain employees and the non-employee were given the opportunity to cash-settle their vested options. The repurchase price of each vested option/share was the difference between the stated exercise price of the Pre-2009 Scheme Option and US$0.9777, which was the per share issuance price of common shares issued to the new investor. A total of 1,853,055 Pre-2009 Scheme Options were exercised/repurchased by Duowan BVI for cash consideration of RMB11,701. The underlying common shares were cancelled immediately after the repurchase (the "Second Repurchase"). Similar offer was made by Duowan BVI to the non-employee holding the Pre-2009 Scheme Options but that non-employee did not take up the offer.

(2)
On September 15, 2011, the board of directors of the Company resolved not to undertake any repurchases of vested or unvested share-based compensation awards, except under those conditions specified in the relevant award scheme and grant documents. In addition, any proposed repurchase of vested or unvested share-based compensation awards should be approved by the majority votes of the board of directors. Such intention of the Company was specifically communicated to all employees with or without the awards. All the employees with vested or unvested awards also confirmed such understanding by a written confirmation. Accordingly, the classification of the liability-classified awards changed back to be equity-classified, and the related liability had been reclassified to additional paid-in capital on the modification date.

Schedule of assumptions used in estimation of fair values of Pre-2009 Scheme Options granted to employees and a non-employees

Pre-2009 Scheme Options granted to employees and a non-employee:

2011
Risk-free interest rate(1)	3.34%-4.01%
Expected term(2)	6-8 years
Volatility rate(3)	53.06%-55.34%
Dividend yield(4)	—
(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.

(2)
The expected term is the contract life of the option.

(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)
Duowan BVI and the Company have no history or expectation of paying dividend on its common shares. The expected dividend yield was estimated based on the Company's expected dividend policy over the expected term of the option.